Other Expenses	12 Months Ended
Dec. 31, 2024
Other Expenses [Abstract]
OTHER EXPENSES
7.	OTHER EXPENSES

	For the years ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$

Donations	3,118	3,988	6,322	866
Penalty	-	24	1,425	195
Fair value loss on financial assets at FVTPL	9,765	699	832	114
Loss on disposal of items of property, plant and equipment	-	-	50	7
Foreign exchange loss	2,703	-	-	-
Others	2,088	492	446	61

Total	17,674	5,203	9,075	1,243